Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

17. Related Party Transactions and Balances

a. Nature of relationships with related parties

Name	Relationship with the Group
New Harvest Investment Holdings Limited	Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024

Top Pride International Limited	Under the common control of Mr. Sit Hon, ceased to be related party since October 29, 2024

Mr. Sit Hon	Former controlling shareholder of Top Win Hong Kong from October 25, 2018 to October 29, 2024, and former director of Top Win Hong Kong from April 19, 2018 to October 29, 2024

Mr. Ngai Kwan	Director of the Company since August 7, 2024

Sora Venture Global Limited (formerly known as Pride River Limited)	Controlling shareholder of the Company, and it is ultimately controlled by Mr. Jason Kin Ho Fang since November 2025
SORA Ventures	Ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025

Asia Strategy Partners LLC (“ASP LLC”)	Solely managed by Sora Ventures, which is ultimately controlled by Mr. Jason Kin Hoi Fang, who became the Group’s ultimate controlling shareholder in November 2025

b. Transactions with related parties

		For the Years Ended December 31,
Name	Nature	2025	2024	2023
New Harvest Investment Holdings Limited(1)	Lease expense of the office premise	$—	$64,078	$76,636
Top Pride International Limited(2)	Lease expense of the warehouse	—	—	42,150
Mr. Sit Hon(3)	Transfer of life insurance policies	—	817,470	—
ASP LLC (4)	Investment in equity securities	3,988,437	—	—
ASP LLC (4)	Unrealized losses on investment in equity securities	510,537	—	—

(1)	The amount for the years ended December 31, 2024 and 2023, represented the lease expense charged by New Harvest for the lease of office premise at 33/F, Sunshine Plaza, 353 Lockhart Road, Wan Chai, Hong Kong. The amount for the year ended December 31, 2024 represented the lease expense from January 1, 2024 to October 29, 2024, the date that New Harvest ceased to be a related party of the Group.

(2)	The amount for the years ended December 31, 2023 represented the lease expense charged by Top Pride for the lease of warehouse at Unit1208 on 12/F, Riley House, No. 88 Lei Muk Road, Kwai Chung, New Territories, Hong Kong. The Group chose not to renew the lease contract in 2024.

(3)	On May 31, 2024, the Group resolved to dispose of the investments in of Sun Life Insurance policy and BOC Life Insurance policy to Mr. Sit Hon at a consideration of $817,470. No gain or loss was recognized upon the disposal.

(4)	On August 27, 2025, the Company had made a portfolio investment amount of approximately $3,988,437 to ASP LLC, which represents around 9.93% of total portfolio in ASP LLC. ASP LLC is a Delaware limited liability company solely managed by SORA Ventures. For the year ended December 31, 2025, unrealized losses on investment in equity securities were $510,537 and were reported as “unrealized gains on investment in equity securities, net” in the consolidated statements of operations and comprehensive income (loss).

c. Balances with related parties

		As of December 31,
Name	Nature	2025	2024
Sora Venture Global Limited (formerly known as Pride River Limited)(5)	Amount due from a related party	$2,110	$—
Mr. Ngai Kwan(6)	Amount due from a related party	—	10,000
ASP LLC (7)	Investment in equity securities, non-current	3,477,900	—

(5)	The outstanding balance as of December 31, 2025, represented the general and administrative expenses paid by the Group on behalf of Sora Venture Global Limited (formerly known as Pride River Limited). The balance was interest-free, unsecured, and repayable on demand.

(6)	The outstanding balance as of December 31, 2024, represented advances made to Mr. Ngai Kwan by the Group to facilitate his personal needs. The balance was interest-free, unsecured, and repayable on demand, and has been fully settled as of the date of this report.

(7)	The outstanding balance as of December 31, 2025, represented the Group’s capital contribution of $3,988,437 to ASP LLC, adjusted for a subsequent fair value loss of $510,537 recognized during the year. ASP LLC is solely managed by SORA Ventures.